World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	599,640,728.51	28,881
Yield Supplement Overcollateralization Amount at 05/31/14	20,915,612.55	0
Receivables Balance at 05/31/14	620,556,341.06	28,881
Principal Payments	21,510,154.83	526
Defaulted Receivables	1,168,844.96	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	19,897,762.59	0
Pool Balance at 06/30/14	577,979,578.68	28,304

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	5,925,831.70	304
Past Due 61-90 days	1,680,162.61	80
Past Due 91 + days	251,437.88	12
Total	7,857,432.19	396

Total 31+ Delinquent as % Ending Pool Balance	1.36%

Recoveries	702,278.80

Aggregate Net Losses/(Gains) - June 2014	466,566.16

Overcollateralization Target Amount	26,009,081.04
Actual Overcollateralization	26,009,081.04

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	5.23%
Weighted Average Remaining Term	55.82

Flow of Funds	$ Amount

Collections	24,020,062.97
Advances	(5,957.94)
Investment Earnings on Cash Accounts	2,896.03
Servicing Fee	(517,130.28)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,499,870.78

Distributions of Available Funds
(1) Class A Interest	368,134.03
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,686,398.09
(7) Distribution to Certificateholders	2,422,965.76
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,499,870.78

Servicing Fee	517,130.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 06/16/14	572,656,895.73
Principal Paid	20,686,398.09
Note Balance @ 07/15/14	551,970,497.64

Class A-1
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-2
Note Balance @ 06/16/14	212,371,895.73
Principal Paid	20,686,398.09
Note Balance @ 07/15/14	191,685,497.64
Note Factor @ 07/15/14	81.5682969%

Class A-3
Note Balance @ 06/16/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	235,000,000.00
Note Factor @ 07/15/14	100.0000000%

Class A-4
Note Balance @ 06/16/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	109,676,000.00
Note Factor @ 07/15/14	100.0000000%

Class B
Note Balance @ 06/16/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	15,609,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	390,506.93
Total Principal Paid	20,686,398.09
Total Paid	21,076,905.02

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	84,948.76
Principal Paid	20,686,398.09
Total Paid to A-2 Holders	20,771,346.85

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5246739
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7936517
Total Distribution Amount	28.3183256

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3614841
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	88.0272259
Total A-2 Distribution Amount	88.3887100

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/14	79,414.14
Balance as of 06/30/14	73,456.20
Change	(5,957.94)

Reserve Account
Balance as of 06/16/14	1,903,544.61
Investment Earnings	234.70
Investment Earnings Paid	(234.70)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61